UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------

Check here if Amendment / /; Amendment Number:
                                               -------
   This Amendment (Check only one):            / / is a restatement.
                                               / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
         ---------------------------------
Address: 461 Fifth Avenue, 22nd Floor
         ---------------------------------
         New York, New York 10017
         ---------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard H. Weinstein
        ---------------------------------
Title:  Executive Vice President
        ---------------------------------
Phone:  212-867-9090
        ---------------------------------

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein        New York, New York      February 13, 2008
------------------------        ------------------      -----------------
       [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0


Form 13F Information Table Entry Total:        30


Form 13F Information Table Value Total:        $140,638
                                               --------
                                               (thousands)


List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          None.

SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                   As of 12/31/08

                                                                                                                   VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER     ------------------
NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------          --------------     -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----
ADVANCED MEDICAL OPTICS NOTE 3.250% 8/0    00763MAK4     2,310       6,200,000  PRN         Sole                6,200,000
INC

CASELLA WASTE SYS INC   CL A               147448104       408         100,000  SH          Sole                  100,000

CHESAPEAKE ENERGY CORP  NOTE 2.250%12/1    165167CB1       114         250,000  PRN         Sole                  250,000

DARLING INTL INC        COM                237266101       329          60,000  SH          Sole                   60,000

FLEXTRONICS INTL LTD    NOTE 1.000% 8/0    33938EAL1     3,839       4,413,000  PRN         Sole                4,413,000

HEALTH CARE REIT INC    NOTE 4.750%12/0    42217KAP1     3,503       3,650,000  PRN         Sole                3,650,000

HERCULES OFFSHORE INC   NOTE 3.375% 6/0    427093AA7     1,521       3,250,000  PRN         Sole                3,250,000

INTERNATIONAL GAME      DBCV 2.600%12/1    459902AP7     7,973       8,393,000  PRN         Sole                8,393,000
TECHNOLOG

INVITROGEN CORP         NOTE 3.250% 6/1    46185RAM2     1,811       2,100,000  PRN         Sole                2,100,000

ISHARES TR              HIGH YLD CORP      464288513       760          10,000  SH          Sole                   10,000

L-1 IDENTITY SOLUTIONS  NOTE 3.750% 5/1    50212AAB2     4,380       8,200,000  PRN         Sole                8,200,000
INC

LAMAR ADVERTISING CO    NOTE 2.875%12/3    512815AH4       191         250,000  PRN         Sole                  250,000

MYLAN INC               NOTE 1.250% 3/1    628530AG2    14,471      19,294,000  PRN         Sole               19,294,000

NEXSTAR BROADCASTING    CL A               65336K103       153         300,000  SH          Sole                  300,000
GROUP I

NII HLDGS INC           NOTE 3.125% 6/1    62913FAJ1       317         525,000  PRN         Sole                  525,000

OMNICARE INC            DBCV 3.250%12/1    681904AL2     3,147       5,450,000  PRN         Sole                5,450,000

PHARMACEUTICAL RES INC  NOTE 2.875% 9/3    717125AC2     5,495       7,000,000  PRN         Sole                7,000,000

QWEST COMMUNICATIONS    NOTE 3.500%11/1    749121BY4     4,009       4,700,000  PRN         Sole                4,700,000
INTL IN

SHUFFLE MASTER INC      NOTE 1.250% 4/1    825549AB4     9,555       9,750,000  PRN         Sole                9,750,000

SINCLAIR BROADCAST      NOTE 3.000% 5/1    829226AW9     6,600      12,000,000  PRN         Sole               12,000,000
GROUP INC

SPDR SERIES TRUST       LEHMAN YLD ETF     78464A417       735          22,700  SH          Sole                   22,700

                                                                                                                   VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER     ------------------
NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------          --------------     -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----
STEWART ENTERPRISES INC CL A               860370105       301         100,000  SH          Sole                  100,000

STEWART ENTERPRISES INC NOTE 3.125% 7/1    860370AH8     5,279      10,250,000  PRN         Sole               10,250,000

TEVA PHARMACEUTICAL FIN DBCV 0.250% 2/0    88163VAE9     9,991      10,125,000  PRN         Sole               10,125,000
LLC

TIME WARNER TELECOM INC DBCV 2.375% 4/0    887319AC5       165         250,000  PRN         Sole                  250,000

WASTE CONNECTIONS INC   NOTE 3.750% 4/0    941053AG5    10,021       9,300,000  PRN         Sole                9,300,000

WASTE SERVICES INC DEL  COM NEW            941075202       395          60,000  SH          Sole                   60,000

WATSON PHARMACEUTICALS  DBCV 1.750% 3/1    942683AC7    17,274      18,475,000  PRN         Sole               18,475,000
INC
WCA WASTE CORP          COM                92926K103       459         182,800  SH          Sole                  182,800

WYETH PHARM             2.62125%           983024AD2    25,133      25,133,000  PRN         Sole               25,133,000
                        01/15/24 CVT FLT

                        TOTAL (x$1,000)                140,638